Concentrations and credit risk (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Net sales to customers

The net sales to customers representing at least 10% of net total sales are as follows:

	Year Ended March 31,
	2014		2015		2016
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	14,080	45	6,879	24	1,738	7
Fitbit, Inc.	10,396	33	10,593	37	14,145	59
Kern + Sohn GMBH	2,762	9	5,424	19	3,874	16

	27,238	87	22,896	80	19,757	82

The following customers had balances greater than 10% of the total trade receivables at the respective balance sheet dates set forth below:

	March 31,
	2015		2016
	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	101	8	87	10
Fitbit, Inc.	324	25	378	41
Kern + Sohn GMBH	224	17	204	22
Pitney Bowes Inc.	355	27	145	16

		77		89